Organization	12 Months Ended
Feb. 02, 2013
Organization

NOTE 2—ORGANIZATION

The Company was formed on August 18, 2011 and capitalized on September 2, 2011 as a holding company for the purposes of facilitating an initial public offering of common equity and is a direct subsidiary of Home Holdings, LLC, a Delaware limited liability company (“Home Holdings”).

On November 1, 2012, the Company acquired all of the outstanding shares of capital stock of Restoration Hardware, Inc., a Delaware corporation, and Restoration Hardware, Inc. became a direct, wholly owned subsidiary of the Company. Outstanding units issued by Home Holdings under its equity compensation plan, referred to as the Team Resto Ownership Plan, were replaced with common stock of the Company at the time of its initial public offering. Restoration Hardware, Inc. was a direct, wholly owned subsidiary of Home Holdings prior to the Company’s initial public offering. These transactions are referred to as the “Reorganization.” As a result of these transactions, as of November 1, 2012, 32,188,891 shares of the Company’s common stock were outstanding.

On November 7, 2012, the Company completed its initial public offering. In connection with its initial public offering, the Company issued and sold 4,782,609 shares of its common stock at a price of $24.00 per share. In addition, certain of the Company’s stockholders sold an aggregate of 381,723 shares of common stock held by them in the initial public offering. Further, certain stockholders sold an additional aggregate of 774,650 shares of common stock held by them pursuant to the exercise by the offering’s underwriters of their option to purchase additional shares. The Company did not receive any proceeds from the sale of stock by its stockholders.

As a result of the initial public offering, the Company raised a total of $114.8 million in gross proceeds, or approximately $106.7 million in net proceeds after deducting underwriting discounts and commissions of $8.1 million. The Company capitalized $9.1 million of offering costs associated with its initial public offering, which are included in additional paid-in capital and offset against the initial public offering proceeds.

Prior to the Reorganization, Restoration Hardware Holdings, Inc. had not engaged in any business or other activities except in connection with its formation and the Reorganization. Accordingly, all financial and other information herein relating to periods prior to the completion of the Reorganization is that of Restoration Hardware, Inc.